Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Foreign Currency Contracts Outstanding

The fair value of foreign currency contracts outstanding is presented below:

	December 31, 2011		December 31, 2012
	Notional U.S. dollar Equivalent	Asset Fair Value	Notional U.S. dollar Equivalent	Asset Fair Value
Foreign currency contracts	$20,000	$161	$17,000	$40